Related party transactions - Summary of Related Party Transactions (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)
Related party transactions [abstract]
Receivables	$ 2		R$ 12		R$ 7
Key management personnel compensation
Compensation and short-term benefits	3,325	R$ 12,882	19,699	R$ 9,535
Share-based payments	390	151	4,652	677
Total	3,715	14,392	24,351	R$ 10,212
Financial expenses
Convertible notes interest	$ 0	R$ 0	R$ 2,069